Financial liabilities - Summary of Long Term Debt (Parenthetical) (Detail) - Long-term debt [Member]	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
US dollars [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	47.00%	50.00%
Japanese yen [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	12.00%	12.00%
Euros [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	14.00%	14.00%
Australian dollar [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	5.00%	5.00%
Canadian dollars [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	4.00%	4.00%
Other currencies [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	18.00%	15.00%
Unsecured loans principally from the bank [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	3.50%	3.56%
Borrowings maturity	2026 to 2042	2025 to 2042
Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	3.91%	4.23%
Borrowings maturity	2026 to 2034	2025 to 2034
Unsecured bonds [Member] | Parent [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	2.91%	1.93%
Borrowings maturity	2026 to 2037	2026 to 2037
Unsecured Bonds and Medium Term Notes [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	3.62%	3.61%
Borrowings maturity	2026 to 2048	2025 to 2048
Secured bonds [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	7.86%	8.12%
Borrowings maturity	2026 to 2029	2025 to 2029